LEASES - Weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted-average remaining lease term - Operating leases	8 years 3 days	8 years 4 months 13 days	7 years 4 months 9 days
Weighted-average discount rate - Operating leases	6.60%	6.99%	5.74%